UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number                811-22466
GAI Agility Income Fund
(Exact name of registrant as specified in charter)

c/o Wells Fargo Investment Institute, Inc. Global Alternative Investments 401 South Tryon Street Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett Wells Fargo Legal Department MAC: J9226-132 125 High Street, 13th Floor Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:  (866) 440-7460
Date of fiscal year end:  September 30
Date of reporting period:  March 31, 2019
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

GAI Agility Income Fund

Financial Statements as of and for the
 Six Month Period Ended March 31, 2019

GAI Agility Income Fund

GAI Agility Income Fund Schedule of Investments (unaudited) As of March 31, 2019

Strategy	Investments	Shares	Cost	Fair Value
	Investment Funds - 90.27%
	Exchange Traded Funds - 9.00%
	Equity - 9.00%
	First Trust North American Energy Infrastructure Fund
	Vanguard Global ex-U.S. Real Estate Index Fund	480,263	$11,491,876	$11,876,904
		139,766	7,380,773	8,325,861
				20,202,765
	Mutual Funds - 22.64%
	Equity - 6.12%
	Lazard Global Listed Infrastructure Portfolio	933,734	13,404,161	13,735,224
	Fixed Income - 16.52%
	GMO Emerging Country Debt Fund	962,474	26,672,016	26,054,172
	Harbor High-Yield Bond Fund	1,134,021	11,133,734	11,022,683
				37,076,855
	Offshore Funds - 58.63%
	Fixed Income - 51.43%
	ArrowMark Income Opportunity Fund QP, Ltd.		26,852,392	25,453,984
	Beach Point Dynamic Income Offshore Fund, Ltd.*		23,834,927	31,167,665
	Good Hill Overseas Fund Ltd		15,402,304	20,638,881
	MAM Corporate Loan Feeder Fund		9,820,669	10,038,961
	Melody Special Situations Offshore Credit Fund L.P.*		12,095,936	12,958,125
	Shenkman Opportunistic Credit Fund, Ltd.*		15,000,000	15,179,000
				115,436,616
	Reinsurance - 7.20%
	Aeolus Property Catastrophe Keystone PF Fund L.P.*		18,813,744	16,163,977
	Investments in Securities - 11.06%
	Common Stocks - 11.06%
	Bermuda - 0.50%
	Consumer, Non-Cyclical - 0.50%
	Bunge Ltd.	21,220	1,166,826	1,126,145
	Switzerland - 0.50%
	Industrial - 0.50%
	Garmin, Ltd.	12,820	772,130	1,107,007
	United Kingdom - 0.65%
	Consumer, Cyclical - 0.16%
	International Game Technology PLC	28,430	450,686	369,306
	Consumer, Non-Cyclical - 0.49%
	Coca-Cola European Partners PLC	21,190	992,652	1,096,371
				1,465,677
	United States - 9.41%
	Basic Materials - 1.09%
	Air Products & Chemicals Inc.	4,640	764,411	886,054
	Eastman Chemical Co.	4,870	386,771	369,536

The accompanying notes are an integral part of these financial statements.

GAI Agility Income Fund Schedule of Investments (unaudited) (continued) As of March 31, 2019

Strategy	Investments	Shares	Cost	Fair Value
	Investments in Securities - 11.06% (continued)
	Common Stocks - 11.06% (continued)
	United States - 9.41% (continued)
	Basic Materials - 1.09% (continued)
	Southern Copper Corp.	29,870	$1,024,949	$1,185,242
	Consumer, Cyclical - 1.50%
	Carnival Corp.	7,520	422,319	381,414
	Cummins Inc.	2,330	394,434	367,837
	General Motors Co.	9,900	363,425	367,290
	Genuine Parts Co.	10,110	985,115	1,132,623
	MSC Industrial Direct Co, Inc.	4,420	370,251	365,578
	Penske Automotive Group Inc.	8,240	376,645	367,916
	Tapestry, Inc.	11,630	444,562	377,859
	Consumer, Non-Cyclical - 0.96%
	AbbVie Inc.	4,150	342,960	334,449
	Amgen Inc.	1,750	319,473	332,464
	Gilead Sciences Inc.	5,700	446,854	370,557
	Johnson & Johnson	2,710	392,541	378,831
	The Hershey Co	3,080	297,974	353,676
	Whirlpool Corp.	2,930	372,576	389,368
	Energy - 1.53%
	Occidental Petroleum Corp	16,770	1,138,100	1,110,174
	Phillips 66	11,970	1,314,479	1,139,185
	Valero Energy Corp.	14,100	1,323,411	1,196,103
	Industrial - 1.99%
	Hubbell Inc.	3,210	334,818	378,716
	KAR Auction Services Inc.	7,140	355,707	366,353
	Packaging Corp. of America	3,660	342,888	363,731
	Sonoco Products Co.	18,320	1,022,546	1,127,230
	United Parcel Service, Inc.	10,480	1,118,588	1,171,035
	Westrock Co.	27,590	1,133,208	1,058,077
	Technology - 0.17%
	Cisco Systems Inc.	6,960	290,136	375,770
	Utilities - 2.17%
	Alliant Energy Corp.	22,960	1,006,050	1,082,105
	Dominion Energy, Inc.	14,470	1,014,621	1,109,270
	DTE Energy Co.	8,780	941,841	1,095,217
	National Fuel Gas Co.	8,000	458,072	487,680

The accompanying notes are an integral part of these financial statements.

GAI Agility Income Fund Schedule of Investments (unaudited) (continued) As of March 31, 2019

Strategy	Investments	Shares	Cost	Fair Value
	Investments in Securities - 11.06% (continued)
	Common Stocks - 11.06% (continued)
	United States - 9.41% (continued)
	Utilities - 2.17% (continued)
	Public Service Enterprise Group Inc.	18,590	$974,304	$1,104,432
				21,125,772
	Total Investments (Cost $215,758,855) - 101.33%			227,440,038
	Other Assets and Liabilities, net - (1.33)%			(2,984,319)
	Net Assets - 100.00%			$224,455,719

Percentages shown are stated as a percentage of net assets as of March 31, 2019.

*     Investment Fund is non-income producing.

Investments by Strategy (as a percentage of total investments)

Investment Funds
Exchange Traded Funds
Equity	8.89%
Mutual Funds
Fixed Income	16.30
Equity	6.04
Total Mutual Funds	22.34
Offshore Funds
Fixed Income	50.75
Reinsurance	7.11
Total Offshore Funds	57.86
Investments in Securities
Common Stocks	10.91
100.00%

The accompanying notes are an integral part of these financial statements.

GAI Agility Income Fund Statement of Assets, Liabilities and Net Assets (unaudited) As of March 31, 2019

Assets

Investments in Investment Funds, at fair value (cost - $191,902,533)	$202,615,437
Investments in securities, at fair value (cost - $23,856,322)	24,824,601
Cash and cash equivalents	38,509,738
Receivable for investments in Investment Funds sold	10,876,123
Dividends receivable	222,237
Interest receivable	64,840
Other prepaid assets	69,038
Total assets	277,182,014

Liabilities

Tenders payable	51,608,014
Distribution payable	275,000
Payable for investments in securities purchased	263,821
Management fee payable	230,044
Investor Distribution and Servicing Fees payable	46,117
Fund Board fees and expenses payable	6,000
Accrued expenses and other liabilities	297,299
Total liabilities	52,726,295

Net Assets

Total net assets	$224,455,719

Net Assets consist of:

Paid-in capital	$253,854,100
Total distributable earnings/(loss)	(29,398,381)
Total net assets	$224,455,719

Net Assets per Share

GAI Agility Income Fund Class I (200,126.129 Shares outstanding)	$996.89
GAI Agility Income Fund Class A (26,123.334 Shares outstanding)	$955.15

The accompanying notes are an integral part of these financial statements.

GAI Agility Income Fund Statement of Operations (unaudited) For the Six Month Period Ended March 31, 2019

Investment Income

Dividend income	$5,035,101
Interest	286,605
Total investment income	5,321,706

Fund Expenses

Management fee	1,388,205
Professional fees	262,960
Administrative and custodian fees	207,729
Investor Distribution and Servicing fee	93,903
Fund Board fees and expenses	53,960
Other operating expenses	118,409
Total operating expenses	2,125,166
Interest expense	6
Total expenses	2,125,172
Net investment income	3,196,534

Net Realized and Unrealized Gain/(Loss) on Investments

Net realized gain/(loss) from investments in Investment Funds	1,118,156
Net realized gain/(loss) on distributions from investments in Investment Funds	678,173
Net realized gain/(loss) from investments in securities	1,612,998
Net change in unrealized appreciation/(depreciation) from investments in Investment Funds	(4,599,690)
Net change in unrealized appreciation/(depreciation) from investments in securities	(924,938)
Total net realized and unrealized gain/(loss) from investments	(2,115,301)
Net increase in net assets resulting from operations	$1,081,233

The accompanying notes are an integral part of these financial statements.

GAI Agility Income Fund Statements of Changes in Net Assets

Net increase/(decrease) in net assets	For the Six Month Period Ended March 31, 2019 (unaudited)	For the Year Ended September 30, 2018
Operations

Net investment income/(loss)	$3,196,534	$4,287,471
Net realized gain/(loss) on investments	3,409,327	9,944,752
Net change in unrealized appreciation/(depreciation) from investments	(5,524,628)	(8,613,092)
Net increase/(decrease) in net assets resulting from operations	1,081,233	5,619,131

Distributions to Shareholders

Distribution from distributable earnings	(6,616,970)	(12,754,247)

Capital Transactions

Issuance of shares	2,626,000	20,721,500
Reinvestment of distributions	2,292,785	3,847,253
Shares tendered	(62,209,001)	(55,083,825)
Early withdrawal fees	20,463	17,801
Increase/(decrease) in net assets derived from capital transactions	(57,269,753)	(30,497,271)

Net Assets

Total decrease in net assets	(62,805,490)	(37,632,387)
Beginning of period	287,261,209	324,893,596
End of period	$224,455,719	$287,261,209

Overdistribution of net investment income	(a)	$(9,003,947)

(a)	For the period ended March 31, 2019, the disclosure has been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 2).

The accompanying notes are an integral part of these financial statements.

GAI Agility Income Fund Statement of Cash Flows (unaudited) For the Six Month Period Ended March 31, 2019

Cash Provided by Operating Activities

Net increase in net assets resulting from operations	$1,081,233
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments in Investment Funds	(13,288,509)
Purchases of investments in securities	(26,109,746)
Proceeds from sales of investments in Investment Funds	47,587,368
Proceeds from sales of investments in securities	27,828,974
Net realized (gain)/loss from investments in Investment Funds	(1,118,156)
Net realized (gain)/loss from investments in securities	(1,612,998)
Net change in unrealized (appreciation)/depreciation from investments in Investment Funds	4,599,690
Net change in unrealized (appreciation)/depreciation from investments in securities	924,938
Decrease in receivable for investments in Investment Funds sold	1,247,522
Decrease in other prepaid assets	59,164
Decrease in dividends receivable	31,486
Increase in interest receivable	(29,501)
Decrease in management fee payable	(24,738)
Decrease in Investor Distribution and Servicing Fees payable	(3,446)
Decrease in Fund Board fees and expenses payable	(3,000)
Increase in payable for investments in securities purchased	94,023
Increase in accrued expenses and other liabilities	98,303
Net cash provided by operating activities	41,362,607

Cash Used in Financing Activities

Proceeds from issuance of shares (net of change in subscriptions received in advance of $(205,000))	2,421,000
Distributions paid (net of change in distribution payable of $(1,680,000))	(6,004,185)
Payments for shares tendered (net of change in payable for tenders of $33,536,947)	(28,672,054)
Early withdrawal fees	20,463
Net cash used in financing activities	(32,234,776)

Cash and cash equivalents

Net increase in cash and cash equivalents	9,127,831
Cash and cash equivalents at beginning of period	29,381,907
Cash and cash equivalents at end of period	$38,509,738

Supplemental Disclosure of Non-Cash Flow Information

Cash paid during the period for interest expense	$6
Reinvestment of distributions	$2,292,785
Reinvestment of dividends received from investments in Investment Funds	$678,173

The accompanying notes are an integral part of these financial statements.

GAI Agility Income Fund Financial Highlights

	Class I
	For the Six Month Period Ended March 31, 2019 (unaudited)		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016		For the Year Ended September 30, 2015		For the Year Ended September 30, 2014

Per Share operating
performance:
(For Shares outstanding throughout
the period)
Net asset value per Share, beginning
of period	$1,014.35		$1,034.71	$1,012.31	$967.22		$1,082.51		$1,045.90

Income/(loss) from investment
operations:(a)
Net investment income/(loss)	11.76		14.45	12.58	12.42	(b)	4.93	(b)	(0.40)	(b)
Net realized and unrealized gain/(loss)
from investments	(6.08)		5.25	61.42	68.13	(b)	(75.79)	(b)	85.45	(b)
Total income/(loss) from investment
operations	5.68		19.70	74.00	80.55		(70.86)		85.05
Less: Distribution of net investment
income to Shareholders	(23.14)		(40.06)	(51.60)	(27.12)		(14.98)		(30.65)
Less: Distribution of net realized
capital gains to Shareholders	—		—	—	(8.34)		(29.45)		(17.79)
Total distributions to Shareholders	(23.14)		(40.06)	(51.60)	(35.46)		(44.43)		(48.44)
Net asset value per Share, end of period	$996.89		$1,014.35	$1,034.71	$1,012.31		$967.22		$1,082.51

Total return(c)	0.68%	(d)	1.95%	7.52%	8.53%		(6.74% )		8.23%

Ratios to average net assets:
Expenses(e)	1.53%	(f)	1.40%	1.39%	1.42%	(b)	1.50%	(b)	1.53%	(b)
Net investment income (loss)(e)	2.47%	(f)	1.44%	1.24%	1.32%	(b)	0.46%	(b)	(0.07% )	(b)

Net Assets, end of period (in thousands)	$199,504		$259,355	$292,453	$289,726		$359,277		$379,765

Portfolio turnover rate	15.83%		44.33%	17.04%	39.27%		36.53%		37.67%

(a)	Based on average Shares outstanding.
(b)	Prior year amounts have been adjusted as a result of reclassifications made to decrease net investment income and increase realized gains.
(c)	The total return calculation assumes reinvestment of all distributions.
(d)	Not annualized.
(e)	The expenses and net investment income/(loss) ratios do not include income or expenses of the Investment Funds in which the Fund invests.
(f)	Annualized

The accompanying notes are an integral part of these financial statements.

GAI Agility Income Fund Financial Highlights (continued)

	Class A
	For the Six Month Period Ended March 31, 2019 (unaudited)		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016		For the Year Ended September 30, 2015		For the Year Ended September 30, 2014

Per Share operating
performance:
(For Shares outstanding throughout
the period)
Net asset value per Share, beginning
of period	$976.28		$1,004.04	$990.58	$952.94		$1,072.60		$1,040.20

Income/(loss) from investment operations:(a)
Net investment income/(loss)	8.01		7.32	5.14	6.31	(b)	(0.48)	(b)	(4.08)	(b)
Net realized and unrealized gain/(loss) from investments	(6.00)		4.98	59.92	66.79	(b)	(74.75)	(b)	84.92	(b)
Total income/(loss) from investment operations	2.01		12.30	65.06	73.10		(75.23)		80.84
Less: Distribution of net investment income to Shareholders	(23.14)		(40.06)	(51.60)	(27.12)		(14.98)		(30.65)
Less: Distribution of net realized
capital gains to Shareholders	—		—	—	(8.34)		(29.45)		(17.79)
Total distributions to Shareholders	(23.14)		(40.06)	(51.60)	(35.46)		(44.43)		(48.44)
Net asset value per Share, end of period	$955.15		$976.28	$1,004.04	$990.58		$952.94		$1,072.60

Total return(c)	0.32%	(d)	1.26%	6.76%	7.87%		(7.22% )		7.86%

Ratios to average net assets:
Expenses(e)	2.21%	(f)	2.11%	2.11%	2.03%	(b)	2.01%	(b)	1.88%	(b)
Net investment income/(loss)(e)	1.73%	(f)	0.76%	0.54%	0.76%	(b)	(0.04% )	(b)	(0.45% )	(b)

Net Assets, end of period (in thousands)	$24,952		$27,907	$32,441	$35,779		$53,681		$48,889

Portfolio turnover rate	15.83%		44.33%	17.04%	39.27%		36.53%		37.67%

(a)	Based on average Shares outstanding.
(b)	Prior year amounts have been adjusted as a result of reclassifications made to decrease net investment income and increase realized gains.
(c)	The total return calculation assumes reinvestment of all distributions.
(d)	Not annualized.
(e)	The expenses and net investment income/(loss) ratios do not include income or expenses of the Investment Funds in which the Fund invests.
(f)	Annualized

The accompanying notes are an integral part of these financial statements.

GAI Agility Income Fund Notes to Financial Statements (unaudited) March 31, 2019

1. Organization

GAI Agility Income Fund (the “Fund”), a Delaware business trust, has been registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), since September 1, 2010. Wells Fargo Investment Institute, Inc. (“WFII”) (the “Adviser”), a North Carolina Corporation, serves as the investment adviser to the Fund. The Adviser’s Global Alternative Investments (“GAI”) division is responsible for managing the Fund under the advisory agreement. The Adviser has retained Perella Weinberg Partners Capital Management LP, a Delaware limited partnership, to act as the subadviser to the Fund (the “Subadviser”). The Subadviser has been engaged by the Fund and the Adviser to formulate and implement the Fund’s investment program.

The principal investment objective of the Fund is to seek investment returns over various market cycles, with a majority of such returns derived from income. The Fund also seeks, over time, to preserve the “real purchasing power” of an investment in the Fund through capital appreciation of the Fund’s investments in an amount that is equal to or exceeds the rate of inflation (as measured by the consumer price index).

The Fund invests primarily in pooled investment vehicles, including, but not limited to, mutual funds, private investment funds and exchange traded products (collectively, “Investment Funds”). Exchange traded products may include exchange traded funds (“ETFs”), as well as commodity pools and other commodity-based vehicles that seek to track a commodity index or benchmark and are traded on an exchange. The Fund may also invest in exchange traded notes (“ETNs”), or invest its assets directly. Direct investments may include, among others, securities and other investments that are expected to generate income, as well as non-income oriented securities and investments, such as swaps or other types of derivatives for investment, hedging, risk management or other purposes. The Subadviser may cause the Fund to maintain such cash holdings as the Subadviser may from time to time deem to be appropriate, and those holdings may at times comprise a material portion of the Fund’s assets. There can be no assurance that the Fund’s investment objective will be achieved or that the Fund will not incur losses.

The Fund’s Board of Trustees (the “Fund Board”) provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business. The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

At an in-person meeting held on February 28, 2019 (the “Meeting”), the Fund Board approved the Subadviser replacing the Adviser as investment adviser of the Fund (the “Transition”) effective July 1, 2019 (the “Transition Date”). Pursuant to the Transition, the Subadviser will continue to manage the investment portfolio of the Fund as the investment adviser (instead of as the subadviser) and assume responsibility for providing to the Fund certain services currently provided by the Adviser. In addition, pursuant to approval by the Fund Board at the Meeting, following the Transition Date, UMB Fund Services, Inc. will replace BNY Mellon Investment Servicing (U.S.) Inc. as the new administrator, and UMB Bank, N.A. will replace Bank of New York Mellon as the new custodian. Finally, at the Meeting, the Fund Board also elected a new board of trustees to replace the current Fund Board following the Transition Date. The approval of the new advisory agreement between the Subadviser and the Fund (“New Advisory Agreement”), as well as the election of the new members of the board of trustees, was approved by the Fund Board at the Meeting. Refer to Note 12 for further details.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States (“GAAP”). The accompanying financial statements of the Fund are stated in U.S. dollars.

GAI Agility Income Fund Notes to Financial Statements (unaudited) (continued) March 31, 2019

The Fund is considered to be an investment company in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“FASB ASC 946”), and is following the accounting and reporting guidance found within FASB ASC 946.

(a) Valuation of investments – The Fund values its investments in Investment Funds that are publicly traded on an active exchange or that prepare and publish a daily net asset value per share (“Mutual Funds and Exchange Traded Funds”) and its investments in securities that trade on active exchanges at fair value and its investments in private Investment Funds (“Offshore Funds”) in accordance with procedures established in good faith by the Fund Board using net asset value per share. The fair value of Mutual Funds is based on reported net asset value per share, and the fair value of Exchange Traded Funds and investments in securities is based on quoted market prices at the close of trading on the active exchanges on which the securities are traded on the reporting date. The fair value of an Offshore Fund ordinarily will be the net asset value of that Offshore Fund determined and reported by the Offshore Fund in accordance with the valuation policies established by the Offshore Fund and/or its investment manager, absent information indicating that such net asset value does not represent the fair value of the Offshore Fund. The Fund could reasonably expect to receive the net asset value of its interests from the Offshore Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In particular, FASB Topic 820, Fair Value Measurements (“ASC 820”) permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the net asset value per share (the “NAV”), or its equivalent, of the investment as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investment and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment. A description of each investment made by the Fund by strategy can be found in the tables within the Schedule of Investments.

Due to the nature of the investments held by the Offshore Funds, changes in market conditions and the economic environment may significantly impact the value of the Offshore Funds and the fair value of the Fund’s interests in the Offshore Funds. Furthermore, changes to the liquidity provisions of the Offshore Funds may significantly impact the fair value of the Fund’s interests in the Offshore Funds. Under some circumstances, the Fund or the Adviser may determine, based on other information available to the Fund or the Adviser, that an Offshore Fund’s reported valuation does not represent fair value. If it is determined that the Offshore Fund’s reported valuation does not represent fair value, the Adviser may choose to make adjustments to reflect the fair value. During the six month period ended March 31, 2019, no such adjustments were deemed necessary by the Adviser. In addition, the Fund may not have an Offshore Fund’s reported valuation as of a particular fiscal period end. In such cases, the Fund would determine the fair value of such an Offshore Fund based on any relevant information available at the time. The Fund Board has also established procedures for the valuation of investment securities other than securities of Investment Funds, if any, held directly by the Fund.

(b) Income taxes – The Fund elects to be treated as, and qualifies as, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required
[Please note:  paragraph ends without a period in Original PDF.]

GAI Agility Income Fund Notes to Financial Statements (unaudited) (continued) March 31, 2019

In accounting for income taxes, the Fund follows the guidance in FASB ASC 740, Accounting for Uncertainty in Income Taxes. FASB ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no material uncertain tax positions requiring recognition in the Fund’s financial statements as of March 31, 2019.

At September 30, 2018, the Fund had a capital loss carryforward of $28,183,176. The capital loss carryforward is available to offset future realized capital gains. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses and are not subject to expiration.

The Fund’s income and federal excise tax returns and all financial records supporting the 2016, 2017 and 2018 returns are subject to examination by the federal and Delaware revenue authorities.

(c) Security transactions and investment income – The Fund’s transactions are accounted for on a trade-date basis. Realized gains and losses on the Fund’s transactions are determined on a first-in first-out basis. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date. The Fund will indirectly bear a portion of the Investment Funds’ income and expenses, including management fees and incentive fees charged by the Investment Funds. That income and those expenses are recorded in the Fund’s financial statements as unrealized appreciation/(depreciation) and not as income or expense on the Statement of Operations.

(d) Cash and cash equivalents – The Fund maintains cash in an interest-bearing bank account, which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such account and does not believe it is exposed to any significant credit risk on such bank deposits. All interest income earned will be paid to the Fund.

(e) Distributions – The Fund intends to make regular quarterly distributions to shareholders (“Shareholders”) sourced from the Fund’s amount available for distribution consisting of the Fund’s dividend income, and net realized and unrealized gains on investments, after accounting for Fund expenses. All distributions will be paid to Shareholders and automatically reinvested pursuant to the Fund’s Dividend Reinvestment Plan (“DRP”) unless a Shareholder has elected not to participate in the DRP. An election by a Shareholder not to participate in the DRP, and to receive all income distributions and/or capital gain distributions, if any, directly rather than having such distribution reinvested in the Fund, must be made by indicating such election in the Shareholder’s subscription agreement or by notice to a Shareholder’s intermediary (who should be directed to provide notice to the Fund), if applicable, or the Fund’s administrator.

Distributions to Shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from GAAP. The timing and character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

(f) Use of estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates and the differences could be material.

(g) Fund expenses – The Fund bears all expenses incurred in its business and operations, and records them on an accrual basis. Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses. Operating expenses also include: (1) certain investment related expenses, (2) interest and commitment expense on any borrowings, if any; and (3) all costs and expenses associated with the registration of the Fund and/or its securities under, and in compliance with, any applicable federal and state laws.

GAI Agility Income Fund Notes to Financial Statements (unaudited) (continued) March 31, 2019

(h) Expense limitation agreement – has Shareholders holding Shares designated as Class I (“Class I Shares”) have no class-specific expenses. Shareholders holding Shares designated as Class A (“Class A Shares”) will pay (in addition to up to 2.00% in fund-wide expenses) an additional annualized amount of up to 0.75% (the “Investor Distribution and Servicing Fee”), for a total of up to 2.75%. Ordinary fund-wide operating expenses exclude the Fund’s borrowing and other investment-related costs, Investment Fund’s investment manager fees and expenses, taxes, litigation and indemnification expenses, judgments, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and the Investor Distribution and Servicing Fee. Ordinary fund-wide operating expenses include the Fund’s management fee, start-up, offering and organizational expenses.

The Adviser is permitted to recover from the Fund expenses it has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the Fund’s ordinary fund-wide operating expenses (exclusive of the Investor Distribution and Servicing Fee charged to Class A Shares) fall below the annualized rate of 2.00% per year. The Fund, however, is not obligated to pay any such amount more than three years after the end of the fiscal year in which the Adviser deferred a fee or reimbursed an expense. Any such recovery by the Adviser will not cause the Fund to exceed the annual limitation rate set forth above. As of March 31, 2019, there was no amount subject to recoupment within three years after the end of the fiscal year in which the Adviser reimbursed the expenses. As of March 31, 2019, there were no expenses reimbursable by the Adviser.

(i) Third party service providers – BNY Mellon Investment Servicing (US) Inc. (the “Administrator”) serves as the Administrator to the Fund. Under an agreement made between the Administrator and the Fund, the following annual fee will be calculated based upon the Fund’s beginning of the month net assets and paid monthly:

0.085% of the first $200 million of beginning of month net assets;
0.070% of the next $200 million of beginning of month net assets; and
 0.050% of beginning of month net assets in excess of $400 million.

The Fund also pays the Administrator certain fixed fees for financial statement preparation and other services.

The Bank of New York Mellon (the “Custodian”) serves as the Custodian to the Fund. Under an agreement made between the Custodian and the Fund, 0.02% per annum is paid to the Custodian based on gross assets at the end of each month.

The Fund also pays the Custodian certain fixed fees for transactions and other services.

(j) Recent accounting pronouncements – In August 2018, the FASB issued ASU 2018-13, Fair Value Measurements (Topic 820) Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in ASU 2018-13 modify the disclosure requirements in Topic 820 of the disclosure framework. The modifications include the removal to disclose the amount of and reason for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels, the valuation processes for Level 3 fair value measurements. Additionally, for investments for certain entities that calculate net asset value, an entity is required to disclose the timing of liquidation of an investee’s assets and the date when restrictions from redemptions might lapse only if the investee has communicated the timing to the entity or announced the timing publicly. ASU 2018-13 is effective for fiscal years beginning December 15, 2019 with early adoption permitted to any removed or modified disclosures of this update. The Adviser is currently evaluating the impact, if any, to the financial statements from adopting ASU 2018-13.

GAI Agility Income Fund Notes to Financial Statements (unaudited) (continued) March 31, 2019

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminated requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statement of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to the Fund’s financial statements. The Adviser has adopted these amendments and reflected them in the Fund’s financial statements.

3. Related Party Transactions

The Fund considers the Adviser, the Fund Board and any entities under common control, amongst others, to be related parties to the Fund. Fees incurred with related parties during the period are disclosed in the Statement of Operations unless otherwise stated and include the following:

(a) Investor Distribution and Servicing Fee – Under the terms of the wholesaling and placement agent agreement between the Fund and Global Alternative Investment Services, Inc. (the “Placement Agent”), the Placement Agent is authorized to retain brokers, dealers and certain financial advisers for distribution services and to provide ongoing investor services and account maintenance services to Shareholders purchasing Shares that are their customers.

The Fund pays an Investor Distribution and Servicing Fee out of the net assets of Class A Shares at the annual rate of 0.75% of the aggregate net asset value of Class A Shares that have been outstanding for more than twelve (12) months, calculated and accrued as of the last day of each calendar month (before any repurchases of Class A Shares) and paid to the Placement Agent quarterly. The Investor Distribution and Servicing Fee is charged on an aggregate class-wide basis, and investors in Class A Shares will be subject to the Investor Distribution and Servicing Fee regardless of how long they have held their Class A Shares. The Investor Distribution and Servicing Fee is paid to the Placement Agent to reimburse it for payments made to investor service providers and for the Placement Agent’s ongoing investor servicing. Pursuant to the conditions of an exemptive order issued by the SEC, the Investor Distribution and Servicing Fee is paid pursuant to a plan adopted by the Fund in compliance with Rule 12b-1 under the 1940 Act with respect to Class A Shares. Class I Shares are not subject to the Investor Distribution and Servicing Fee.

For the six month period ended March 31, 2019, the Fund expensed Investor Distribution and Servicing Fees of $93,903. As of March 31, 2019, there were $46,117 of Investor Distribution and Servicing Fees payable to the Placement Agent.

(b) Placement fees – Under the terms of the wholesaling and placement agent agreement between the Fund and the Placement Agent, the Placement Agent’s sub-agents are entitled to receive a placement fee based on the net amount of Class A Shares purchased by a Shareholder (the “Class A Share Placement Fee”). In determining the applicable Class A Share Placement Fee at the time of investment in Class A Shares, the amount of a Shareholder’s investment in Class A Shares (whether initial or additional) will be aggregated with the value of (i) the Shareholder’s investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser and (ii) investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser held by the Shareholder’s “Immediate Family Members” (as defined in the Fund’s subscription agreement). The Shareholder must indicate in the subscription agreement who such “Immediate Family Members” are and the amounts of their investments.

GAI Agility Income Fund Notes to Financial Statements (unaudited) (continued) March 31, 2019

The Class A Share Placement Fee shall be deducted from the initial or additional subscriptions provided by the Shareholder and, subject to certain exceptions and waivers listed in the Fund’s Private Placement Memorandum, is as follows:

Current Value of Class A Shares	Placement Fee
Less than $500,000	2.00%
$500,000 to less than $1,000,000	1.00%
$1,000,000 or more	0.50%

For the six month period ended March 31, 2019, Class A Share Placement Fees paid to sub-agents of the Placement Agent by Shareholders upon subscription into the Fund were $3,920.

(c) Investment advisory fees – Amounts paid, and payable, to the Adviser for the six month period ended March 31, 2019 are disclosed in Note 4.

(d) Fund Board fees and expenses – As of March 31, 2019, there was $6,000 payable to the Fund Board. For the six month period ended March 31, 2019, the Fund paid Fund Board fees, including out of pocket expenses, of $53,960.

4. Investment Advisory Agreement

The Adviser is registered with the SEC as an investment adviser under the Advisers Act. The Adviser also serves as investment adviser to private investment funds, some of which utilize a multi-manager, multi-strategy investment approach. The Adviser is registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator (“CPO”) and a commodity trading advisor (“CTA”). Although the Adviser is registered as a CPO it intends to rely on the no-action relief afforded by CFTC Staff Letter No. 12-38 and the exception from CPO registration in CFTC Regulation 4.5. Therefore, the Adviser is not required to deliver a CFTC disclosure document to the Fund’s investors, nor is it required to provide Fund investors certified annual reports that satisfy the requirements of CFTC regulations generally applicable to registered CPOs. As of March 31, 2019, there is no certainty that the Adviser or other parties will be able to rely on these exclusions and exemptions in the future. Additional CFTC regulation (or a decision to no longer use strategies that trigger additional regulation) may cause the Fund to change its investment strategies or to incur additional expenses.

In addition, the CFTC and prudential regulators’ variation and initial margin requirements for uncleared swap transactions have become effective. These requirements increase the amount of margin necessary to conduct uncleared swap transactions, limit the types of assets that can be used as collateral for such transactions, and impose other restrictions. Margin requirements may also affect the ability of the Fund to use swap agreements to implement the Fund’s investment strategy and may substantially increase regulatory compliance costs for the Adviser and the Fund. As of March 31, 2019, the initial margin requirements do not apply to the Fund and their ultimate impact remains uncertain.

Pursuant to the terms of the advisory agreement between the Fund and the Adviser, the Adviser is responsible for selecting an investment subadviser to manage the Fund’s assets and to monitor such management of the Fund’s assets in accordance with the Fund’s investment objective and related investment policies. Subject to the approval of the Fund’s Board, the Adviser may elect to manage the Fund’s investments and determine the composition of the assets of the Fund. The Adviser, in conjunction with the Subadviser, develops, monitors and modifies, as necessary, the Fund’s expectations as to the range of, and target allocations to, general investment strategies to be utilized by the Investment Funds selected by the Subadviser. The Adviser closely monitors the Subadviser on a daily, monthly, quarterly, and annual basis and reviews monthly and quarterly compliance questionnaires and certifications provided by the Subadviser pursuant to the terms of the subadvisory agreement between the Fund, the Adviser and the Subadviser.

GAI Agility Income Fund Notes to Financial Statements (unaudited) (continued) March 31, 2019

Adviser personnel periodically visit the Subadviser to perform onsite due diligence on the Subadviser’s business operations, regulatory compliance and advisory services, and the Adviser reports the results of each visit to the Fund Board.

The Adviser performs additional services under the terms of the advisory agreement between the Fund and the Adviser, including but not limited to: (i) reviewing and reporting to the Board on the performance of the Subadviser, (ii) providing office space and all necessary office facilities and equipment to perform its duties under the Advisory Agreement, (iii) permitting individuals who are directors, officers or employees of the Adviser to serve as a Trustee or officer of the Fund without cost to the Fund, (iv) furnishing personnel (either as officers of the Fund or otherwise) to exercise oversight of and/or to conduct Fund operations and compliance and to monitor the services provided to the Fund by other service providers, including legal, accounting, administrative, transfer agency, audit, custody and other non-investment related services, and (v) furnishing to, or placing at the disposal of the Fund, such information, reports, valuations, analyses and opinions as the Fund Board may reasonably request or as the Adviser deems helpful to the Fund Board.

Pursuant to an agreement with the Adviser and the Fund, the Subadviser is responsible for implementing a continuous investment program for the assets of the Fund, monitoring of the investment activities and holdings of the Fund, and for the selection of Investment Funds as well as direct investments of the Fund, in consultation with the Adviser.

The Fund accrues and pays the Adviser each month a fee (“Management Fee”). Through June 30, 2019, the Adviser has contractually agreed to reduce its Management Fee to one-twelfth of 1.00% of the aggregate net asset value of outstanding Shares of the Fund calculated as of the last day of each month (before any repurchases of Shares). The Management Fee incurred by the Fund for the six month period ended March 31, 2019 was $1,388,205. As of March 31, 2019, the Management Fee payable to the Adviser was $230,044. The Adviser pays the Subadviser a portion of the Management Fee as described in the subadvisory agreement among the Adviser, Subadviser, and the Fund.

5. Investment Fund Transactions

Purchases of investments in Investment Funds and purchases of investments in securities for the six month period ended March 31, 2019 were $13,288,509 and $26,109,746 respectively. Proceeds from sales of investments in Investment Funds and proceeds from the sales of investments in securities for the six month period ended March 31, 2019 were $47,587,368 and $27,828,974 respectively.

6. Investments in Investment Funds

The Adviser and Subadviser monitor the performance of Investment Funds. Such monitoring procedures include, but are not limited to, monitoring market movements and the Investment Funds’ portfolio investments, comparing performance to industry benchmarks, in depth conference calls and site visits with Investment Fund investment managers.

Complete information about the underlying investments held by certain of the Investment Funds is not readily available, so it is unknown whether the Fund, through its aggregate investment in Investment Funds, holds any single investment whereby the Fund’s proportionate share exceeds 5% of the Fund’s net assets as of March 31, 2019.

The following table summarizes the Fund’s investments in the Investment Funds during the six month period ended March 31, 2019, none of which were related parties. The Fund indirectly bears fees and expenses as an investor in the Investment Funds. Each investor of each Investment Fund will pay the investment manager of the Investment Fund a management fee. The fee rate varies and ranges from 0.15% to 2.00% per annum of the net asset value of that Investment Fund. Additionally, the investment manager of each Investment Fund will generally receive an incentive fee/allocation from each investor ranging from 0% to 20% of any net new appreciation of that Investment Fund as of the end of each performance period for which an incentive fee/allocation is calculated.

GAI Agility Income Fund Notes to Financial Statements (unaudited) (continued) March 31, 2019

Investments in Investment Funds	% of Fund’s Total Investments Fair Value	Fair Value	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/ (Loss)	Redemptions Permitted*	Primary Geographic Location
Beach Point Dynamic Income Offshore Fund, Ltd.	15.4%	$31,167,665	$(773,815)	$1,559,138	Monthly	Cayman Islands
GMO Emerging Country Debt Fund	12.9	26,054,172	(193,359)	(113,827)	Daily	United States
ArrowMark Income Opportunity Fund QP, Ltd.	12.6	25,453,984	(318,982)	(207,258)	Quarterly	Cayman Islands
Good Hill Overseas Fund Ltd	10.2	20,638,881	(49,341)	2,387	Quarterly	Cayman Islands
Aeolus Property Catastrophe Keystone PF Fund L.P.	7.9	16,163,977	(2,166,800)	(266,122)	Semi-Annually	Bermuda
Shenkman Opportunistic Credit Fund, Ltd.	7.5	15,179,000	(204,259)	—	Quarterly	Cayman Islands
Lazard Global Listed Infrastructure Portfolio	6.8	13,735,224	(834,793)	927,451	Daily	United States
Melody Special Situations Offshore Credit Fund L.P.	6.4	12,958,125	(971,973)	132,443	In Liquidation	Cayman Islands
First Trust North American Energy Infrastructure Fund	5.9	11,876,904	620,299	—	Daily	United States
Harbor High-Yield Bond Fund	5.4	11,022,683	(217,464)	51,867	Daily	United States
MAM Corporate Loan Feeder Fund	4.9	10,038,961	(28,575)	70,669	Monthly	Ireland
Vanguard Global ex-U.S. Real Estate Index Fund	4.1	8,325,861	447,127	68,265	Daily	United States
iShares Preferred and Income Securities ETF**	—	—	92,245	(428,684)	Daily	United States
Total Investments in Investment Funds	100.0%	$202,615,437	$(4,599,690)	$1,796,329

*
Subject to the terms of the offering memorandums of the Investment Funds. Different tranches may have different liquidity terms and may be subject to investor level gates. Redemption notice periods for the Offshore Funds range from 14 to 90 days.

**	Investment Fund formerly known as iShares US Preferred Stock ETF

While redemptions are permitted per the terms of the offering memorandums of the Investment Funds, such redemptions may be deferred or suspended at any time upon the election of the investment manager of such Investment Fund. Moreover, certain Offshore Funds may amend their liquidity provisions or otherwise further restrict the Fund’s ability to make withdrawals from those Offshore Funds. No such amendments were put in place during the six month period ended March 31, 2019. The Fund had no unfunded capital commitments as of March 31, 2019.

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of March 31, 2019:

Equity strategies generally include investments in publicly-traded equity securities, but may also include long/short funds, mutual funds and exchange-traded funds.

Fixed Income strategies generally include investments in secured leveraged loans, high yield bonds, distressed debt, and global debt. Distressed debt strategies may include restricted securities and securities that may not be registered and for which a market may not be readily available.

Reinsurance strategies generally include investments in various insurance-based investment instruments, including insurance-linked securities and other financial instruments, the returns of which are tied primarily to insurance risk.

GAI Agility Income Fund Notes to Financial Statements (unaudited) (continued) March 31, 2019

7. Fair Value Measurements

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

•
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

•
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

•	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Investments in Mutual Funds and Exchange Traded Funds, and investments in equity securities are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s investments and other financial instruments as of March 31, 2019 is as follows:

Description	Total Fair Value at March 31, 2019	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Exchange Traded Funds
Equity	$20,202,765	$20,202,765	$—	$—
Mutual Funds
Equity	13,735,224	13,735,224	—	—
Fixed Income	37,076,855	37,076,855	—	—
Investments in Securities
Common Stocks	24,824,601	24,824,601	—	—
Offshore Funds(1)	131,600,593	—	—	—
Total Investments	$227,440,038	$95,839,445	$—	$—

(1)
Investment Funds that are measured at fair value using NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy, based on the guidance in ASC 820. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets, Liabilities and Net Assets.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers between any levels for the six month period ended March 31, 2019.

GAI Agility Income Fund Notes to Financial Statements (unaudited) (continued) March 31, 2019

8. Capital Share Transactions

The Fund offers two separate classes of Shares, Class I Shares and Class A Shares, to investors eligible to invest in the Fund.

The Fund accepts initial and additional subscriptions for Shares on subscription dates, which occur only once each month, effective as of the beginning of the first calendar day of the month at the relevant net asset value per Share of the Fund as of the end of the last calendar day of the prior month. All Class A Share subscriptions accepted into the Fund are received net of Class A Share Placement Fees. The Fund Board may discontinue accepting subscriptions at any time.

To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Fund Board in its sole discretion. The Adviser expects to recommend ordinarily that the Fund Board authorize the Fund to offer to repurchase Shares from Shareholders quarterly. Such repurchases occur on the last day of a fiscal quarter, at which point the repurchase amounts are fixed and recognized as a liability. If the interval between the date of purchase of Shares and repurchase of Shares is less than one year, then such repurchase will be subject to a 2% early withdrawal fee.

For the six month period ended March 31, 2019, transactions in the Fund’s Shares were as follows:

	Subscriptions (in Shares)	Subscriptions	Reinvestment of Distributions (in Shares)	Reinvestment of Distributions	Tenders (in Shares)	Tenders
Class I	2,493.677	$2,430,000	1,963.092	$1,887,859	(60,015.314)	$(59,323,551)
Class A	204.857	196,000	438.200	404,926	(3,104.463)	(2,885,450)
	2,698.534	$2,626,000	2,401.292	$2,292,785	(63,119.777)	$(62,209,001)

9. Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred. However, based on the Adviser’s and Subadviser’s experience, the Fund believes the risk of loss from these arrangements to be remote.

10. Risk Factors

An investment in the Fund involves various risks. The Fund allocates assets to Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults. No guarantee or representation is made that the investment program will be successful.

GAI Agility Income Fund Notes to Financial Statements (unaudited) (continued) March 31, 2019

11. Federal Income Tax Information

Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These book-to-tax differences are either temporary or permanent in nature.

The tax character of distributions paid by the Fund and any reclassifications necessary relating to disallowed expenses, swaps gains (losses), redesignations of dividends and investments in mutual funds will be determined as of the Fund’s fiscal year end of September 30, 2019.

The cost and unrealized appreciation/(depreciation) of the Fund’s investments, as of March 31, 2019, as computed for federal tax purposes, were as follows:

Aggregate cost	$234,239,222
Gross unrealized appreciation	$11,402,812
Gross unrealized depreciation	(18,201,996)
Net unrealized depreciation	$(6,799,184)

Adjustments made to book cost basis to reflect tax cost basis and tax-basis unrealized appreciation/(depreciation) may not necessarily be final tax cost basis adjustments, however, these adjustments more accurately approximate the tax basis unrealized gains/(losses) as of the close of the reporting period.

12. Subsequent Events

The Adviser has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued.

Subsequent to period end, the Fund received additional subscriptions of $225,000.

On April 30, 2019, the Fund paid a distribution to its Shareholders of $275,000. Distributions payable to Shareholders are recorded as a liability in the Statement of Assets, Liabilities and Net Assets.

As discussed in the Definitive Information Statement filed with the Securities and Exchange Commission on March 21, 2019, all investors of the Fund had the right to vote their shares at a special meeting (the “Special Meeting”) in connection with the proposed (i) approval of the new advisory agreement and (ii) election of the new board of trustees outlined further in Note 1. The Special Meeting was held at 2 p.m. Eastern Time at 401 South Tryon Street, 2nd Floor, Wilmore Conference Room, Charlotte, NC 28202 on April 30, 2019, and each of the proposals was approved by a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940, as amended, and the rules thereunder) of the Fund.

GAI Agility Income Fund Supplemental Information (unaudited)

Tax Information

Certain dividends paid by the Fund may qualify for the corporate dividends received deduction. The percentage of ordinary income distributions paid which qualify for the corporate dividends received deduction will be determined as of the Fund’s taxable year end of September 30, 2019.

The Board of Trustees of the Fund

The Fund Board provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business. The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

The Trustees of the Board (“Trustees”) are not required to hold Shares of the Fund. A majority of the Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (collectively, the “Independent Trustees”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

The identity of the Trustees and officers of the Fund and brief biographical information regarding each such person during the past five years is set forth below. Each Trustee who is deemed to be an “interested person” of the Fund, as defined in the 1940 Act (an “Interested Trustee”), is indicated by an asterisk. The business address of each person listed below is 401 South Tryon Street, Charlotte, NC 28202.

Trustees

Name and Age(1)	Position(s) With the Fund	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Trustees	Other Directorships Held by Trustee During the Last 5 Years
Adam Taback* (Born 1971)	Trustee, President	Since 2010	Deputy Chief Investment Officer, Wells Fargo Private Bank, a division of Wells Fargo Bank, since 2014; Head of Global Alternative Investments and Executive Vice President, Wells Fargo Investment Institute, Inc., since 2014; President, Wells Fargo Investment Institute, Inc. (formerly known as Alternative Strategies Group, Inc.), 2003-2014; President, Wells Fargo Alternative Asset Management, LLC, 2011; President, Global Alternative Investment Services, Inc., since 2010; President, A.G. Edwards Capital, Inc., 2008-2017	2
Chairman of the Board of Managers, GAI Corbin Multi-Strategy Fund, LLC, since 2010; Director, Global Alternative Investment Services, Inc., since 2010; Director, A.G. Edwards Capital, Inc., 2008-2017; Director, Wells Fargo Investment Institute, Inc., 2005-2014; Chairman of the Board of Managers, GAI Mesirow Insight Fund, LLC, 2011-2015; Chairman of the Board of Managers, GAI Aurora Opportunities Fund, LLC, 2010-2016.

GAI Agility Income Fund Supplemental Information (unaudited) (continued)

Trustees
Name and Age(1)	Position(s) With the Fund	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Trustees	Other Directorships Held by Trustee During the Last 5 Years
James Dunn (Born 1973)	Trustee	Since 2010	Chief Executive Officer, Chief Investment Officer, Verger Capital Management LLC, since 2014; Treasurer, James Denmark Loan Fund, since 2013; Vice President, Chief Investment Officer, Wake Forest University, 2009-2014; Managing Director, Chief Investment Officer, Wilshire Associates, 2005-2009.	2
Member of Board of Managers, GAI Corbin Multi-Strategy Fund, LLC, since 2010; Board Member, Milken Global Capital Markets Advisory Council, 2009-2016; Board Member, CAPTRUST Advisory Board, since 2011; Board of Managers Member, Verger Capital Management, since 2014; SEI Canada Funds Independent Review Committee Member, since 2017; Board Member, Ronald McDonald House of Winston-Salem Advisory Board, 2011-2017; Board Member, CFA North Carolina Society’s Strategic Advisory Board, since 2012; Member of Board of Managers, GAI Mesirow Insight Fund, LLC, 2011-2015; Member of Board of Managers, GAI Aurora Opportunities Fund, LLC, 2010-2016.

Stephen Golding (Born 1948)	Trustee	Since 2010	Senior Advisor to the President of Ohio University, since 2018; Senior Vice President for Strategic Initiatives, Ohio University, 2016-2018; Chief Financial Officer, Vice President Finance and Administration, Ohio University, 2010-2016; Executive Vice President, Finance and Administration, Cornell University, 2005-2009.	2
Trustee, Washington College, since 2003; Member of Board of Managers, GAI Corbin Multi-Strategy Fund, LLC, since 2010; Senior Consultant to the Association of Governing Boards (AGB), since 2016; Member of Board of Managers, GAI Mesirow Insight Fund, LLC, 2011-2015; Member of Board of Managers, GAI Aurora Opportunities Fund, LLC, 2010-2016; Trustee, Wells College, 2012-2015.

James Hille (Born 1961)	Trustee	Since 2010	Chief Investment Officer, Texas Christian University, since 2006; Chief Investment Officer, Teachers Retirement System of Texas, 1995-2006.	2
Board Member, Texas Comptroller’s Investment Advisory Board, since 2007; Member of Board of Managers, GAI Corbin Multi-Strategy Fund, LLC, since 2010; Investment Advisory Committee, the Employee Retirement System of Texas, since 2011, Chair since 2015; Trustee, Communities Foundation of Texas, since 2012; Trustee, Silver Ventures, Inc., since 2012; Member of Board of Managers, GAI Mesirow Insight Fund, LLC, 2011-2015; Member of Board of Managers, GAI Aurora Opportunities Fund, LLC, 2010-2016.

Jonathan Hook (Born 1957)	Trustee	Since 2010	Chief Investment Officer, Harry and Jeanette Weinberg Foundation, since 2014; Vice President, Chief Investment Officer, The Ohio State University, 2008-2014; Chief Investment Officer, Baylor University, 2001-2008.	2
Member of Board of Managers, GAI Corbin Multi-Strategy Fund, LLC, since 2010; Member of the Board of Directors, Research Corporation for Science Advancement (RCSA), since 2011; Member of Board of Managers, GAI Mesirow Insight Fund, LLC, 2011-2015; Member of Board of Managers, GAI Aurora Opportunities Fund, LLC, 2010-2016.

GAI Agility Income Fund Supplemental Information (unaudited) (continued)

Name and Age(1)	Position(s) With the Fund	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Trustees	Other Directorships Held by Trustee During the Last 5 Years
Dennis Schmal (Born 1947)	Trustee	Since 2011	Self-employed; Board Director and Consultant.	2
Member of Board of Managers, GAI Corbin Multi-Strategy Fund, LLC, since 2011; Director, AssetMark GuideMark and Guide Path Mutual Funds (16 Funds), since 2006; Director, Owens Realty Mortgage Inc., since 2013; Trustee, Cambria ETF Funds, since 2013; Director, Blue Calypso Inc., since 2015; Director, North Bay Bancorp, 2006-2007; Chairman of the Board of Directors of Pacific Metrics Corporation, 2005-2014; Director and Chairman of the Board, Sitoa Global, Inc., 2012-2013; Director, Varian Semiconductor Equipment Associates, 2004-2011; Director, Merriman Holdings, Inc., 2003-2016; Director, Grail Advisors ETF Trust (5 Funds) 2009-2011; Member of Board of Managers GAI Mesirow Insight Fund, LLC, 2011-2015; Member of Board of Managers, GAI Aurora Opportunities Fund, LLC, 2011-2016.

*	Indicates an Interested Trustee.

(1)	As of March 31, 2019.

(2)
Each Trustee serves until death, retirement, resignation or removal from the Fund Board. Any Trustee may be removed with or without cause, at any meeting of the Shareholders by a vote of Shareholders owning at least two-thirds of the total outstanding Shares.

(3)	The “Fund Complex” is currently comprised of two closed-end registered investment companies.

GAI Agility Income Fund Supplemental Information (unaudited) (continued)

Principal Officers who are not Trustees:

Name and Age(1)	Position(s) With the Fund	Length of Time Served(2)	Principal Occupation During Past Five Years
Michael Roman (Born 1980)	Treasurer	Since 2010
Manager of Global Alternative Investments Finance and Accounting, Wells Fargo Investment Institute, Inc., since 2007; Senior Analyst, Wells Fargo Investment Institute, Inc., 2006; Treasurer, Wells Fargo Alternative Asset Management, LLC, 2011; Senior Financial Analyst, Turbine, Inc.; 2003-2006.

Britta McCorduck (Born 1974)	Secretary	Since 2010
Senior Vice President and Secretary, Wells Fargo Investment Institute, Inc., since 2008; Director and Chief Administrative Officer, AG Edwards Capital, Inc., 2008-2017; Director (2009-2014), Chief Administrative Officer, Wells Fargo Investment Institute, Inc., 2005-2014; Chief Administrative Officer, Senior Vice President, Wells Fargo Alternative Asset Management, LLC, 2011.

Jeffrey Minerva (Born 1981)	Assistant Treasurer	Since 2013
Senior Fund Reporting Analyst, Wells Fargo Investment Institute, Inc., since 2011; Audit Senior, Deloitte & Touche, LLP, 2007-2011; Audit Senior Associate, Deloitte & Touche, LLP, 2006-2007; Audit Associate, Deloitte & Touche, LLP, 2005- 2006.

Daniel J. Mavico (Born 1977)	Chief Compliance Officer	Since 2017
Chief Compliance Officer, GAI Registered Funds, since 2017; Chief Compliance Officer, Wells Fargo Investment Institute, Inc., since 2017; Divisional General Counsel, Financial Advice & Solutions Group, USAA, 2014-2017; Executive Director & Senior Counsel, USAA, 2010-2014; Attorney, Goodwin Procter, 2009-2010.

Sean M. Nicolosi (Born 1973)	Chief Operating Officer	Since 2014
Director of Alternative Investment Operations, Wells Fargo Investment Institute, Inc., since 2014; Chief Operating Officer and Director, Global Alternative Investment Services, Inc., since 2014; Chief Operating Officer and Director, A.G. Edwards Capital, Inc., 2014-2017; Chief Operating Officer and Director, Wells Fargo Investment Institute, Inc., 2014; Vice President and Operations Manager, Wells Fargo Investment Institute, Inc., 2012-2014; Vice President and Senior Financial Reporting Manager, BNY Mellon Global Investment Services, 2011-2012; Administration Manager, Wells Fargo Investment Institute, Inc., 2005-2011.

(1)	As of March 31, 2019.

(2)	Each officer of the Fund serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

GAI Agility Income Fund Supplemental Information (unaudited) (continued)

Form N-Q Filings

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-(800) SEC-0330.

Proxy Voting Policies

Information on how the Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (866) 440-7460 and on the SEC’s web site at www.sec.gov.

Item 2. Code of Ethics.
Not applicable.

Item 3. Audit Committee Financial Expert.
Not applicable.

Item 4. Principal Accountant Fees and Services.
Not applicable.

Item 5. Audit Committee of Listed Registrants.
Not applicable.

Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.
(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAI Agility Income Fund

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President (principal executive officer)

Date	June 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President (principal executive officer)

Date	June 7, 2019

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer (principal financial officer)

Date	June 7, 2019

* Print the name and title of each signing officer under his or her signature.